Allowance for loan losses (Tables)	12 Months Ended
Mar. 31, 2013
Allowance for Credit Losses on Financing Receivables

Changes in Allowance for loan losses by portfolio segment for the fiscal years ended March 31, 2011, 2012 and 2013 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2011(1) (2)
Balance at beginning of fiscal year	736,630	119,749	23,054	879,433

Provision (credit) for loan losses	(47,532)	33,352	14,827	647

Charge-offs	163,269	3,258	18,063	184,590
Less: Recoveries	45,213	1,499	934	47,646

Net charge-offs	118,056	1,759	17,129	136,944

Others (3)	(7,926)	—	(680)	(8,606)

Balance at end of fiscal year	563,116	151,342	20,072	734,530

2012
Balance at beginning of fiscal year	563,116	151,342	20,072	734,530

Provision (credit) for loan losses	(19,433)	(21,375)	17,764	(23,044)

Charge-offs	54,599	5,133	20,410	80,142
Less: Recoveries	48,354	1,442	2,460	52,256

Net charge-offs	6,245	3,691	17,950	27,886

Others (3)	(1,963)	—	1,055	(908)

Balance at end of fiscal year	535,475	126,276	20,941	682,692

2013
Balance at beginning of fiscal year	535,475	126,276	20,941	682,692

Provision (credit) for loan losses	137,549	(14,180)	16,578	139,947

Charge-offs	69,845	4,249	20,503	94,597
Less: Recoveries	27,447	1,342	2,911	31,700

Net charge-offs	42,398	2,907	17,592	62,897

Others (3)	11,269	—	1,946	13,215

Balance at end of fiscal year	641,895	109,189	21,873	772,957

Notes:

(1)	Prior impaired loans portfolio segment has been disaggregated into corporate and retail portfolio segments.
(2)	Certain Allowance for loan losses booked in other portfolio segment is classified to retail portfolio segment, as such allowance is set for loans in retail portfolio segment. The amounts for the fiscal year ended March 31, 2011 have been modified to conform to the current period’s presentation.
(3)	Others include primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2012 and 2013:

	Corporate	Retail	Other	Total
	(in millions of yen)
2012
Allowance for loan losses	535,475	126,276	20,941	682,692

of which individually evaluated for impairment	252,853	23,396	9,333	285,582
of which collectively evaluated for impairment	282,622	102,880	11,608	397,110

Loans (Note)	48,572,906	12,959,663	4,546,004	66,078,573

of which individually evaluated for impairment	667,824	55,149	43,074	766,047
of which collectively evaluated for impairment	47,905,082	12,904,514	4,502,930	65,312,526

2013
Allowance for loan losses	641,895	109,189	21,873	772,957

of which individually evaluated for impairment	398,622	14,815	9,247	422,684
of which collectively evaluated for impairment	243,273	94,374	12,626	350,273

Loans (Note)	51,801,814	13,007,792	5,135,858	69,945,464

of which individually evaluated for impairment	1,160,489	45,961	59,974	1,266,424
of which collectively evaluated for impairment	50,641,325	12,961,831	5,075,884	68,679,040

Note: Amounts represent loan balances before deducting unearned income and deferred loan fees.